Future Minimum Rents (Details)	Dec. 31, 2014 USD ($)
Future Minimum Rents
2015	$ 2,808,032
2016	3,199,610
2017	3,197,177
2018	3,114,037
2019	2,997,427
Thereafter	28,804,961
Total	$ 44,121,244